Accounts Receivable (Details) - Schedule of Movements in the Allowance for Expected Credit Losses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movements in the Allowance for Expected Credit Losses [Abstract]
Beginning balance	$ 123,632	$ 147,800
Provision for expected credit losses	3,757		$ 53,558
Reversals	(1,558)	(14,242)	(26,898)
Write off	(16,716)
Exchange realignment	536	(9,926)
Ending Balance	$ 109,651	$ 123,632	$ 147,800